Average Annual Total Returns - Parvin Hedged Equity Solari World Fund		12 Months Ended					60 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2025 [1]
Prospectus [Line Items]
Average Annual Return, Percent		22.65%					2.72%	2.72%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.41%					2.07%	2.07%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.41%					1.79%	1.79%
MSCI All Country World Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	22.90%					11.73%	11.73%
Parvin Hedged Equity Solari World Fund
Prospectus [Line Items]
Average Annual Return, Percent		22.65%	1.35%	3.86%	(14.40%)	3.46%

[1]	Inception December 31, 2020
[2]	The MSCI All Country World Index (ACWI Index) is a free-float weighted equity index which serves as the Fund’s benchmark. It was developed with a base value of 100 as of December 31, 1987. The benchmark includes both emerging and developed world markets. The Fund follows an investment screen and includes market index put options, neither of which is part of the ACWI Index. Investors cannot invest directly in an index.